Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 11.0	$ 10.7	$ 10.0